Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 (Tables)	6 Months Ended
Jun. 30, 2024
Audited Pro Forma Combined Financial Information [Abstract]
Schedule of Pro Forma Information is Based on Provisional Amounts	The pro forma information is based on provisional amounts allocated by management to various assets and liabilities acquired and may be eventually different than currently presented.
	HTOO	QIND	Pro-forma adjustment					Consolidated Pro-Forma
	31-Dec-23	31-Dec-23	Share issuance (69.36%)		Transaction costs	Share conversion		31-Dec-23
ASSETS
Current Assets
Cash and Cash Equivalents	1,267,023	2,492			(198,688) [5]			1,070,827
Inventory	4,057,220	-						4,057,220
Other Current Assets	7,185,958	2,000,000						9,185,958
Total Current Assets	12,510,202	2,002,492	-		(198,688)			14,314,006

Non-Current Assets
Long Term Investments	1,299,135	6,500,000						7,799,135
Property, Plant and Equipment	27,379,320	-						27,379,320
Related Party Receivables	-	333,133						333,133
Goodwill & other Intangible assets	5,608,644	-	14,874,243	[1]				20,482,887
Total Non-current Assets	34,287,100	6,833,133	14,874,243		-			55,994,476
Total Assets	46,797,302	8,835,625	14,874,243		(198,688)			70,308,482

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities
Accounts Payable	16,920,104	166,577						17,086,681
Other Payables - current	1,464,828	5,379,554						6,844,382
Convertible Notes, net of discount	-	2,310,109						2,310,109
Other Current Liabilities	4,116,218	235,886						4,352,104
Total Current Liabilities	22,501,149	8,092,126	-		-			30,593,275

Non-Current Liabilities
Lease Operating Non-Current Portion	11,002,787							11,002,787
Deferred income - Grant	10,274,954							10,274,954
Total Long-term Liabilities	21,277,741	-	-		-			21,277,741
Total Liabilities	43,778,890	8,092,126	-		-			51,871,016

Stockholders’ Equity
Preferred stock	-	-	417	[2]		(417)	[7]	-
Common stock	2,131	127,132	(126,750)	[3]		4,171	[7]	6,684
Additional paid-in capital	249,202,406	17,248,964	(1,859,864)	[4]		(3,754)	[7]	264,587,752
Retained Earnings/ accumulated Deficit	(246,186,125)	(16,632,597)	16,632,597		(198,688) [5]	227,844	[8]	(246,156,969)
Noncontrolling interest	-	-	227,844	[6]		(227,844)	[8]	-
Total stockholders’ Equity	3,018,412	743,499	14,874,243		(198,688)	-		18,437,466
Total liabilities and stockholders’ Equity	46,797,302	8,835,625	14,874,243		(198,688)	-		70,308,482
1.	To record purchase price in excess of fair value of net assets acquired, based on a preliminary purchase price allocation.

2.	To record the issuance of 4,171,328 Series A Convertible Preferred Shares of the Company, at a price per of $0.338. These Preferred Ordinary Shares convert into common shares on a 1-for-10 basis.

3.	To record the issuance of 3,818,969 Series A Ordinary Shares of the Company, at a price per of $0.338.

4.	To record the additional paid in capital recorded in the Acquisition.

5.	To record costs associated with the Acquisition.

6.	To represent the value of QIND that is not directly owned by HTOO at the time the Acquisition closes.

7.	To account for the conversion of preferred shares into common shares at a 10 for 1 ratio once transaction closing requirements are met, at which point QIND becomes a wholly owned subsidiary of HTOO.

8.	To account for the additional 30.64% equity value of QIND that has been subsumed into HTOO and is no longer considered non-controlling interest, post transaction closing requirements are met.

Schedule of Operations
	HTOO	QIND	Pro-forma adjustment	Consolidated
All figures are in $ USD unless otherwise stated	31-Dec-23	31-Dec-23	Transaction costs	31-Dec-23

Revenue	4,481,822	-	-	4,481,822

Cost of revenues	21,727,430	-	-	21,727,430

Gross profit	(17,245,608)	-	-	(17,245,608)

Total operating expenses	22,842,112	2,704,320	198,688	25,745,119

Income (loss) from operations	(40,087,720)	(2,704,320)	(198,688)	(42,990,727)

Other (income) expenses	(6,977,679)	1,457,477	-	(5,520,202)

Operating profit before tax	(33,110,041)	(4,161,797)	(198,688)	(37,470,526)